Basis of preparation - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure Of Change In Accounting Policy Required By IFRS [Line Items]
Decrease in net assets		$ (101,770)	$ (100,404)	$ (100,224)
Provisions, discounted cash flow, nominal discount rate		2.50%
Provisions, discounted cash flow, real interest rate			0.50%
Provisions for Decommissioning [Member]
Disclosure Of Change In Accounting Policy Required By IFRS [Line Items]
Increase (decrease) in decommissioning provision		$ (1,500)
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 9 Financial Instruments
Disclosure Of Change In Accounting Policy Required By IFRS [Line Items]
Decrease in net assets				$ 180
Depreciation, depletion, and amortization | Provisions for Decommissioning [Member]
Disclosure Of Change In Accounting Policy Required By IFRS [Line Items]
Increase (decrease) in decommissioning provision	$ (80)
Finance costs | Provisions for Decommissioning [Member]
Disclosure Of Change In Accounting Policy Required By IFRS [Line Items]
Increase (decrease) in decommissioning provision	$ 120